UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Global Fund	3
Davis International Fund	5

Fund Overview:
Davis Global Fund	7
Davis International Fund	8

Expense Example	9

Schedule of Investments:
Davis Global Fund	11
Davis International Fund	15

Statements of Assets and Liabilities	19

Statements of Operations	21

Statements of Changes in Net Assets	22

Notes to Financial Statements	24

Financial Highlights	35

Director Approval of Advisory Agreements	39

Fund Information	42

Privacy Notice and Householding	43

Directors and Officers	44

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of Davis Global Fund and Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review for each Fund.  In this review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

June 1, 2012

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND

Performance Overview

Davis Global Fund’s Class A shares delivered a total return on net asset value of 7.27% for the six-month period ended April 30, 2012. Over the same time period, the Morgan Stanley Capital International All Country World Index (“Index”) returned 7.07%. Nine out of ten sectors1 within the Index delivered positive returns. The sectors within the Index delivering the strongest performance over the six-month period were information technology, consumer discretionary, and health care.  Materials were the only sector delivering slightly negative returns. The other sectors within the Index delivering the weakest (but still positive) performance over the six-month period were utilities and telecommunication services. The Fund’s U.S. holdings made the most important contributions2 to performance followed by the Fund’s China holdings. As of April 30, 2012, the Fund had approximately 62% of its net assets invested in foreign companies, 36% in U.S. companies, and 2% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Consumer staple companies were the most important contributor to the Fund’s performance, both on an absolute basis and relative to the Index. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 16% versus up 10% for the Index) and had a higher relative average weighting (14% versus 10% for the Index). Brazil Pharma3, CVS Caremark, and Coca-Cola were among the most important contributors to performance.

Information technology companies were the second most important contributor to the Fund’s absolute performance, but detracted from relative performance. The Fund’s information technology companies slightly under-performed the corresponding sector within the Index (up 12% versus up 13% for the Index) and had a lower relative average weighting (10% versus 12% for the Index) in this stronger performing sector. Youku and NetEase were among the most important contributors to performance.

Industrial companies made positive contributions to the Fund’s absolute performance, but were the most important detractor from relative performance.  The Fund’s industrial companies lagged the corresponding sector within the Index (up 1% versus up 8% for the Index) and had a higher relative average weighting (20% versus 11% for the Index). Expeditors International of Washington, Kuehne & Nagel, and LLX Logistica were among the most important detractors from performance.

Consumer discretionary companies also made positive contributions to the Fund’s absolute performance, but detracted from relative performance, under-performing the corresponding sector within the Index (up 4% versus up 12% for the Index).  The Fund slightly benefited by having a higher relative average weighting (13% versus 10% for the Index) in this stronger performing sector. Walt Disney was among the most important contributors to performance. Groupon was among the most important detractors from performance.

Other important contributors to the Fund’s performance included Greatview Aseptic Packaging and Tenaris. Other important detractors from the Fund’s performance included OGX Petroleo e Gas Participacoes, CETIP, Potash, and Sino-Forest.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective.  Davis Global Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Global Fund Class A versus the Morgan Stanley Capital International All Country World Index (MSCI ACWI®) for an investment made on December 22, 2004

Average Annual Total Return for periods ended April 30, 2012

Fund & Benchmark Index	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(12.34)%	(2.68)%	4.81%	12/22/04	1.05%	1.05%
Class A - with sales charge	(16.52)%	(3.62)%	4.12%	12/22/04	1.05%	1.05%
Class B†, **	(16.85)%	(4.12)%	3.74%	12/22/04	2.39%	2.30%
Class C**	(13.97)%	(3.63)%	3.77%	12/22/04	1.99%	1.99%
Class Y	(12.03)%	N/A	(4.45)%	07/25/07	0.74%	0.74%
MSCI ACWI®***	(5.73)%	(1.28)%	4.29%

In 2010, Davis Global Fund made a favorable investment in an IPO, which had a material impact on the investment performance.  The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence.  Such performance may not continue in the future.

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis Global Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “Since Inception” return for Class B reflects Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 22, 2004.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND

Performance Overview

Davis International Fund’s Class A shares delivered a total return on net asset value of 6.91% for the six-month period ended April 30, 2012. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 2.73%. The sectors1 within the Index delivering the strongest performance over the six-month period were consumer staples, health care, and consumer discretionary. The sectors within the Index delivering the weakest performance over the six-month period were telecommunication services, materials, and utilities. The Fund’s China holdings made the most important contributions2 to performance followed by the Fund’s Swiss holdings. As of April 30, 2012, the Fund had approximately 94% of its net assets invested in foreign companies, 3% invested in U.S. companies, and 3% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Consumer staple companies were important contributors to the Fund’s performance, both on an absolute basis and relative to the Index. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 15% versus up 9% for the Index) and had a higher relative average weighting (14% versus 10% for the Index) in this stronger performing sector. Brazil Pharma3 and Heineken were among the most important contributors to performance.

Health care companies made positive contributions to the Fund’s absolute and relative performance. The Fund’s health care companies out-performed the corresponding sector within the Index (up 12% versus up 8% for the Index) and had a higher relative average weighting (15% versus 7% for the Index) in this stronger performing sector. Roche Holding and Essilor were among the most important contributors to performance. Sinopharm was among the most important detractors from performance.

Material companies were the most important contributor to the Fund’s relative performance.  The Fund’s material companies out-performed the corresponding sector within the Index (up 7% versus down 3% for the Index) and had a lower relative average weighting (8% versus 12% for the Index) in this weaker performing sector. Greatview Aseptic Packaging was among the most important contributors to performance.  Sino-Forest and Potash were among the most important detractors from performance.

Information technology companies also made positive contributions to the Fund’s absolute and relative performance. The Fund’s information technology companies out-performed the corresponding sector within the Index (up 24% versus up 6% for the Index) and had a lower relative average weighting (4% versus 6% for the Index). NetEase and Youku were among the most important contributors to performance.

Industrial companies made positive contributions to the Fund’s absolute performance, but were the most important detractor from relative performance.  The Fund’s industrial companies lagged the corresponding sector within the Index (up 2% versus up 5% for the Index) and had a higher relative average weighting (24% versus 11% for the Index).  Schindler Holding was among the most important contributors to performance. Kuehne & Nagel and LLX Logistica were among the most important detractors from performance.

Other important contributors to the Fund’s performance included Compagnie Financiere Richemont and Tenaris. Other important detractors from the Fund’s performance included OGX Petroleo e Gas Participacoes, CETIP, Pargesa, CNinsure, and Groupe Bruxelles.

Davis International Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  Davis International Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

From its inception date in December 2006 until January 2010, shares of Davis International Fund were not available for public sale.  Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis International Fund Class A versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) for an investment made on December 29, 2006

Average Annual Total Return for periods ended April 30, 2012

Fund & Benchmark Index	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(18.34)%	(3.82)%	(2.08)%	12/29/06	1.36%	1.30%
Class A - with sales charge	(22.22)%	(4.75)%	(2.97)%	12/29/06	1.36%	1.30%
Class B**	(23.53)%	(5.55)%	(3.62)%	12/29/06	4.28%	2.30%
Class C**	(21.15)%	(5.17)%	(3.44)%	12/29/06	4.07%	2.30%
Class Y	(19.22)%	N/A	0.52%	12/31/09	0.90%	0.90%
MSCI ACWI® ex USA***	(12.90)%	(2.75)%	(1.08)%

In 2010, Davis International Fund made a favorable investment in an IPO, which had a material impact on the investment performance.  The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence.  Such performance may not continue in the future.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 29, 2006.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS GLOBAL FUND	April 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/12 Net Assets)		(% of 04/30/12 Stock Holdings)

			Fund	MSCI ACWI®
Common Stock (Foreign)	61.74%	Information Technology	11.01%	12.99%
Common Stock (U.S.)	35.06%	Food, Beverage & Tobacco	9.05%	6.53%
Stock Warrants	0.45%	Transportation	8.85%	1.98%
Preferred Stock (Foreign)	0.22%	Materials	8.18%	7.85%
Short-Term Investments	2.25%	Capital Goods	8.01%	7.71%
Other Assets & Liabilities	0.28%	Health Care	7.46%	8.99%
	100.00%	Media	5.68%	2.23%
		Energy	5.56%	11.39%
		Diversified Financials	4.97%	4.11%
		Consumer Durables & Apparel	4.77%	1.45%
		Food & Staples Retailing	4.52%	2.19%
		Banks	4.49%	8.77%
		Real Estate	4.15%	2.65%
		Telecommunication Services	4.03%	4.52%
		Retailing	3.67%	2.77%
		Insurance	2.95%	3.73%
		Other	2.65%	10.14%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/12 Stock Holdings)		(% of Fund’s 04/30/12 Net Assets)

United States	36.44%	Google Inc., Class A	4.97%
China	15.20%	Kuehne & Nagel International AG	4.49%
Switzerland	13.09%	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	4.22%
Brazil	6.29%	Hang Lung Group Ltd.	4.04%
France	6.09%	Walt Disney Co.	3.97%
Mexico	5.64%	America Movil SAB de C.V., Series L, ADR	3.93%
Hong Kong	4.15%	Heineken Holding NV	3.49%
Netherlands	4.03%	Schneider Electric S.A.	3.41%
Italy	2.83%	Coca-Cola Co.	3.19%
Canada	2.68%	Tenaris S.A., ADR	2.75%
United Kingdom	2.07%
Belgium	1.49%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS INTERNATIONAL FUND	April 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/12 Net Assets)		(% of 04/30/12 Stock Holdings)

Common Stock (Foreign)	94.14%		Fund	MSCI ACWI® EX USA
Common Stock (U.S.)	2.68%	Health Care	15.35%	6.88%
Preferred Stock (Foreign)	0.34%	Capital Goods	11.32%	7.54%
Short-Term Investments	2.50%	Food, Beverage & Tobacco	9.84%	6.80%
Other Assets & Liabilities	0.34%	Transportation	9.28%	2.19%
	100.00%	Materials	8.48%	11.55%
		Consumer Durables & Apparel	5.54%	1.73%
		Energy	5.38%	11.38%
		Information Technology	5.23%	6.66%
		Real Estate	5.16%	2.81%
		Diversified Financials	4.99%	2.66%
		Banks	4.78%	13.96%
		Telecommunication Services	4.37%	5.91%
		Food & Staples Retailing	3.66%	2.17%
		Commercial & Professional Services	2.76%	0.86%
		Media	2.20%	1.25%
		Insurance	1.41%	4.16%
		Other	0.25%	11.49%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/12 Stock Holdings)		(% of Fund’s 04/30/12 Net Assets)

Switzerland	28.70%	Roche Holding AG - Genusschein	6.70%
China	22.16%	Kuehne & Nagel International AG	5.66%
Brazil	8.74%	Hang Lung Group Ltd.	5.01%
France	8.27%	Heineken Holding NV	4.74%
Mexico	6.57%	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	4.51%
Netherlands	5.78%	Schneider Electric S.A.	4.45%
Hong Kong	5.16%	America Movil SAB de C.V., Series L, ADR	4.25%
Italy	3.66%	Schindler Holding AG - Participation Certificate	3.85%
Canada	3.04%	Essilor International S.A.	3.59%
United States	2.76%	Tenaris S.A., ADR	3.56%
United Kingdom	2.69%
Belgium	2.47%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended April 30, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example (Unaudited) - (Continued)

	Beginning Account Value (11/01/11)	Ending Account Value (04/30/12)	Expenses Paid During Period* (11/01/11-04/30/12)
Davis Global Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,072.72	$5.41
Hypothetical	$1,000.00	$1,019.64	$5.27
Class B (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,066.05	$11.81
Hypothetical	$1,000.00	$1,013.43	$11.51
Class C (annualized expense ratio 1.99%**)
Actual	$1,000.00	$1,067.56	$10.23
Hypothetical	$1,000.00	$1,014.97	$9.97
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$1,075.19	$3.82
Hypothetical	$1,000.00	$1,021.18	$3.72

Davis International Fund
Class A (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,069.09	$6.69
Hypothetical	$1,000.00	$1,018.40	$6.52
Class B (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,062.02	$11.79
Hypothetical	$1,000.00	$1,013.43	$11.51
Class C (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,063.39	$11.80
Hypothetical	$1,000.00	$1,013.43	$11.51
Class Y (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,070.88	$4.63
Hypothetical	$1,000.00	$1,020.39	$4.52

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	April 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.80%)
CONSUMER DISCRETIONARY – (13.77%)
Consumer Durables & Apparel – (4.65%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	90,400	$5,587,440
Hunter Douglas NV (Netherlands)	13,260	570,449
		6,157,889
Media – (5.54%)
Grupo Televisa S.A.B., ADR (Mexico)	94,910	2,085,173
Walt Disney Co.	121,860	5,253,384
		7,338,557
Retailing – (3.58%)
Groupon, Inc. *	165,900	1,775,959
Netflix Inc. *	21,370	1,712,806
Tiffany & Co.	12,570	860,542
Vipshop Holdings Ltd., ADS (China)*	72,980	394,092
		4,743,399
	Total Consumer Discretionary	18,239,845
CONSUMER STAPLES – (13.22%)
Food & Staples Retailing – (4.40%)
Brazil Pharma S.A., 144A (Brazil)*(a)	535,400	3,089,683
CVS Caremark Corp.	32,100	1,432,302
Sysco Corp.	45,260	1,308,014
		5,829,999
Food, Beverage & Tobacco – (8.82%)
Coca-Cola Co.	55,380	4,226,602
Heineken Holding NV (Netherlands)	99,929	4,627,016
Lindt & Spruengli AG - Participation Certificate (Switzerland)	866	2,824,172
		11,677,790
	Total Consumer Staples	17,507,789
ENERGY – (5.42%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	246,750	1,712,616
Schlumberger Ltd.	24,560	1,820,878
Tenaris S.A., ADR (Italy)	93,055	3,646,826
	Total Energy	7,180,320
FINANCIALS – (15.69%)
Banks – (3.92%)
Commercial Banks – (3.92%)
Banco Santander Brasil S.A., ADS (Brazil)	29,400	237,258
China CITIC Bank Corp. Ltd. - H (China)	1,483,302	944,431
China Merchants Bank Co., Ltd. - H (China)	1,081,158	2,346,633
Itau Unibanco Holding S.A., ADR (Brazil)	1,520	23,849
Wells Fargo & Co.	49,110	1,641,747
		5,193,918
Diversified Financials – (4.85%)
Capital Markets – (3.10%)
Brookfield Asset Management Inc., Class A (Canada)	18,600	613,428
CETIP S.A. - Mercados Organizados (Brazil)	86,320	1,330,020
Charles Schwab Corp.	90,760	1,297,868

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Oaktree Capital Group LLC, Class A (b)	22,700	$860,557
		4,101,873
Diversified Financial Services – (1.75%)
Groupe Bruxelles Lambert S.A. (Belgium)	16,293	1,130,329
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,846	391,279
RHJ International (Belgium)*	152,205	797,837
		2,319,445
		6,421,318
Insurance – (2.88%)
Insurance Brokers – (0.22%)
CNinsure, Inc., ADR (China)*	48,500	289,545
Multi-line Insurance – (0.54%)
Fairfax Financial Holdings Ltd. (Canada)	1,765	720,755
Property & Casualty Insurance – (2.12%)
ACE Ltd.	950	72,172
Berkshire Hathaway Inc., Class B *	33,940	2,730,473
		2,802,645
		3,812,945
Real Estate – (4.04%)
Hang Lung Group Ltd. (Hong Kong)	854,390	5,357,385
	Total Financials	20,785,566
HEALTH CARE – (7.27%)
Health Care Equipment & Services – (6.27%)
Essilor International S.A. (France)	38,022	3,348,940
IDEXX Laboratories, Inc. *	22,528	1,981,338
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	542,300	626,969
Sinopharm Group Co. - H (China)	900,800	2,351,079
		8,308,326
Pharmaceuticals, Biotechnology & Life Sciences – (1.00%)
Sinovac Biotech Ltd. (China)*	615,468	1,323,256
	Total Health Care	9,631,582
INDUSTRIALS – (19.01%)
Capital Goods – (7.80%)
Blount International, Inc. *	44,450	718,757
PACCAR Inc.	44,080	1,893,456
Schindler Holding AG - Participation Certificate (Switzerland)	16,540	2,139,366
Schneider Electric S.A. (France)	73,560	4,519,006
Shanghai Electric Group Co. Ltd. - H (China)	2,119,230	1,067,994
		10,338,579
Commercial & Professional Services – (2.58%)
Nielsen Holdings NV *	116,910	3,416,110

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (8.63%)
China Merchants Holdings International Co., Ltd. (China)	695,620	$2,254,883
China Shipping Development Co., Ltd. - H (China)	1,037,590	675,353
Expeditors International of Washington, Inc.	56,900	2,275,716
Kuehne & Nagel International AG (Switzerland)	48,985	5,952,785
LLX Logistica S.A. (Brazil)*	162,440	271,848
		11,430,585
	Total Industrials	25,185,274
INFORMATION TECHNOLOGY – (10.73%)
Software & Services – (10.73%)
Google Inc., Class A *	10,878	6,583,637
NetEase, Inc., ADR (China)*	26,470	1,596,670
Oracle Corp.	51,290	1,507,670
Western Union Co.	98,870	1,817,231
Youku Inc., ADR (China)*	112,570	2,706,183
		14,211,391
	Total Information Technology	14,211,391
MATERIALS – (7.76%)
Air Products and Chemicals, Inc.	14,700	1,256,703
BHP Billiton PLC (United Kingdom)	42,489	1,361,524
Greatview Aseptic Packaging Co., Ltd. (China)*	5,585,330	3,052,309
Potash Corp. of Saskatchewan Inc. (Canada)	49,940	2,121,451
Rio Tinto PLC (United Kingdom)	23,520	1,310,206
Sino-Forest Corp. (Canada)*	283,380	0
Vale S.A., ADR (Brazil)	54,190	1,172,130
	Total Materials	10,274,323
TELECOMMUNICATION SERVICES – (3.93%)
America Movil SAB de C.V., Series L, ADR (Mexico)	195,106	5,199,575
	Total Telecommunication Services	5,199,575
TOTAL COMMON STOCK – (Identified cost $129,354,000)		128,215,665
PREFERRED STOCK – (0.22%)
MATERIALS – (0.22%)
MMX Mineracao e Metalicos S.A. (Brazil)*	135,440	289,191
TOTAL PREFERRED STOCK – (Identified cost $221,978)		289,191
STOCK WARRANTS – (0.45%)
FINANCIALS – (0.45%)
Banks – (0.45%)
Commercial Banks – (0.45%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	56,400	597,840
TOTAL STOCK WARRANTS – (Identified cost $430,818)		597,840

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.25%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.19%, 05/01/12, dated 04/30/12, repurchase value of $1,085,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/26-04/01/42, total market value $1,106,700)	$1,085,000	$1,085,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.21%, 05/01/12, dated 04/30/12, repurchase value of $1,901,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 05/02/12-07/20/41, total market value $1,939,020)	1,901,000	1,901,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,986,000)	2,986,000
Total Investments – (99.72%) – (Identified cost $132,992,796) – (c)		132,088,696
Other Assets Less Liabilities – (0.28%)		367,793
	Net Assets – (100.00%)	$132,456,489

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $3,089,683 or 2.33% of the Fund's net assets as of April 30, 2012.

(b)	Restricted Security – See Note 8 of the Notes to Financial Statements.
(c)	Aggregate cost for federal income tax purposes is $134,939,051. At April 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$10,015,578
Unrealized depreciation	(12,865,933)
Net unrealized depreciation	$(2,850,355)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	April 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.82%)
CONSUMER DISCRETIONARY – (7.77%)
Consumer Durables & Apparel – (5.38%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$2,302,347
Hunter Douglas NV (Netherlands)	10,370	446,120
		2,748,467
Media – (2.14%)
Grupo Televisa S.A.B., ADR (Mexico)	49,650	1,090,810
Retailing – (0.25%)
Vipshop Holdings Ltd., ADS (China)*	23,290	125,766
	Total Consumer Discretionary	3,965,043
CONSUMER STAPLES – (13.12%)
Food & Staples Retailing – (3.56%)
Brazil Pharma S.A., 144A (Brazil)*(a)	314,600	1,815,492
Food, Beverage & Tobacco – (9.56%)
Heineken Holding NV (Netherlands)	52,270	2,420,260
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,467,526
Nestle S.A. (Switzerland)	16,210	992,977
		4,880,763
	Total Consumer Staples	6,696,255
ENERGY – (5.23%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	122,980	853,566
Tenaris S.A., ADR (Italy)	46,350	1,816,457
	Total Energy	2,670,023
FINANCIALS – (15.87%)
Banks – (4.64%)
Commercial Banks – (4.64%)
Banco Santander Brasil S.A., ADS (Brazil)	15,500	125,085
China CITIC Bank Corp. Ltd. - H (China)	1,056,000	672,365
China Merchants Bank Co., Ltd. - H (China)	723,069	1,569,407
Itau Unibanco Holding S.A., ADR (Brazil)	200	3,138
		2,369,995
Diversified Financials – (4.85%)
Capital Markets – (1.78%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	258,563
CETIP S.A. - Mercados Organizados (Brazil)	42,000	647,137
		905,700
Diversified Financial Services – (3.07%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	672,939
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	345,364
RHJ International (Belgium)*	104,940	550,080
		1,568,383
		2,474,083

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (1.37%)
Insurance Brokers – (0.38%)
CNinsure, Inc., ADR (China)*	32,270	$192,652
Multi-line Insurance – (0.99%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	506,774
		699,426
Real Estate – (5.01%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,558,332
	Total Financials	8,101,836
HEALTH CARE – (14.91%)
Health Care Equipment & Services – (6.68%)
Essilor International S.A. (France)	20,810	1,832,925
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	358,400
Sinopharm Group Co. - H (China)	466,800	1,218,343
		3,409,668
Pharmaceuticals, Biotechnology & Life Sciences – (8.23%)
Roche Holding AG - Genusschein (Switzerland)	18,710	3,417,747
Sinovac Biotech Ltd. (China)*	365,170	785,115
		4,202,862
	Total Health Care	7,612,530
INDUSTRIALS – (22.69%)
Capital Goods – (11.00%)
ABB Ltd., ADR (Switzerland)	45,090	850,849
Schindler Holding AG - Participation Certificate (Switzerland)	15,200	1,966,044
Schneider Electric S.A. (France)	36,960	2,270,561
Shanghai Electric Group Co. Ltd. - H (China)	1,042,100	525,170
		5,612,624
Commercial & Professional Services – (2.68%)
Nielsen Holdings NV *	46,900	1,370,418
Transportation – (9.01%)
China Merchants Holdings International Co., Ltd. (China)	383,717	1,243,835
China Shipping Development Co., Ltd. - H (China)	510,000	331,952
Kuehne & Nagel International AG (Switzerland)	23,780	2,889,808
LLX Logistica S.A. (Brazil)*	80,920	135,422
		4,601,017
	Total Industrials	11,584,059
INFORMATION TECHNOLOGY – (5.08%)
Software & Services – (5.08%)
NetEase, Inc., ADR (China)*	22,140	1,335,485
Youku Inc., ADR (China)*	52,270	1,256,571
		2,592,056
	Total Information Technology	2,592,056

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (7.90%)
BHP Billiton PLC (United Kingdom)	21,230	$680,297
Greatview Aseptic Packaging Co., Ltd. (China)*	2,517,100	1,375,562
Potash Corp. of Saskatchewan Inc. (Canada)	17,460	741,701
Rio Tinto PLC (United Kingdom)	11,712	652,429
Sino-Forest Corp. (Canada)*	173,200	0
Vale S.A., ADR (Brazil)	26,990	583,794
	Total Materials	4,033,783
TELECOMMUNICATION SERVICES – (4.25%)
America Movil SAB de C.V., Series L, ADR (Mexico)	81,420	2,169,843
	Total Telecommunication Services	2,169,843
	TOTAL COMMON STOCK – (Identified cost $52,974,727)	49,425,428
PREFERRED STOCK – (0.34%)
MATERIALS – (0.34%)
MMX Mineracao e Metalicos S.A. (Brazil)*	80,920	172,780
	TOTAL PREFERRED STOCK – (Identified cost $133,600)	172,780
SHORT-TERM INVESTMENTS – (2.50%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.19%, 05/01/12, dated 04/30/12, repurchase value of $463,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/26-04/01/42, total market value $472,260)	$463,000	463,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.21%, 05/01/12, dated 04/30/12, repurchase value of $811,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 05/02/12-07/20/41, total market value $827,220)	811,000	811,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,274,000)	1,274,000
	Total Investments – (99.66%) – (Identified cost $54,382,327) – (b)	50,872,208
	Other Assets Less Liabilities – (0.34%)	173,910
Net Assets – (100.00%)		$51,046,118

ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,815,492 or 3.56% of the Fund's net assets as of April 30, 2012.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	April 30, 2012 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $55,383,475. At April 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,742,836
Unrealized depreciation	(8,254,103)
Net unrealized depreciation	$(4,511,267)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Assets and Liabilities
At April 30, 2012 (Unaudited)

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$132,088,696	$50,872,208
Cash	2,981	1,116
Receivables:
Capital stock sold	31,143	232
Dividends and interest	371,586	244,118
Investment securities sold	138,565	–
Prepaid expenses	908	529
Due from Adviser	833	640
Total assets	132,634,712	51,118,843

LIABILITIES:
Payables:
Capital stock redeemed	39,896	832
Accrued audit fees	9,720	9,720
Accrued custodian fees	17,500	9,000
Accrued distribution and service plan fees	12,984	804
Accrued management fee	69,189	24,200
Accrued reports to shareholders	10,200	3,035
Accrued transfer agent fees	16,514	3,116
Other accrued expenses	2,220	22,018
Total liabilities	178,223	72,725

NET ASSETS	$132,456,489	$51,046,118

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$507,153	$306,594
Additional paid-in capital	151,317,907	58,007,371
Accumulated net investment loss	(950,870)	(303,495)
Accumulated net realized losses from investments and foreign currency transactions	(17,512,994)	(3,454,018)
Net unrealized depreciation on investments and foreign currency transactions	(904,707)	(3,510,334)
Net Assets	$132,456,489	$51,046,118

*Including:
Cost of investments	$132,992,796	$54,382,327

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Assets and Liabilities – (Continued)
At April 30, 2012 (Unaudited)

	Davis Global Fund	Davis International Fund
CLASS A SHARES:
Net assets	$33,272,713	$3,405,939
Shares outstanding	2,539,246	404,725
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$13.10	$8.42
Maximum offering price per share (100/95.25 of net asset value)†	$13.75	$8.84

CLASS B SHARES:
Net assets	$1,939,001	$129,960
Shares outstanding	152,067	15,807
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.75	$8.22

CLASS C SHARES:
Net assets	$8,757,772	$187,748
Shares outstanding	684,296	22,850
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.80	$8.22

CLASS Y SHARES:
Net assets	$88,487,003	$47,322,471
Shares outstanding	6,767,455	5,688,505
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.08	$8.32

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Operations
For the six months ended April 30, 2012 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$794,314	$361,187
Interest	4,573	803
Total income	798,887	361,990

Expenses:
Management fees (Note 3)	385,818	132,199
Custodian fees	50,440	28,237
Transfer agent fees:
Class A	25,691	4,264
Class B	6,208	1,592
Class C	11,376	1,787
Class Y	2,572	1,515
Audit fees	9,720	9,720
Legal fees	169	53
Accounting fees (Note 3)	1,500	1,500
Reports to shareholders	11,035	3,752
Directors’ fees and expenses	1,731	589
Registration and filing fees	47,499	31,959
Miscellaneous	6,161	6,689
Payments under distribution plan (Note 7):
Class A	25,142	2,991
Class B	9,466	663
Class C	45,104	819
Total expenses	639,632	228,329
Expenses paid indirectly (Note 4)	(5)	(1)
Reimbursement of expenses by Adviser (Note 3)	(833)	(3,717)
Net expenses	638,794	224,611
Net investment income	160,093	137,379

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	8,782,202	201,362
Foreign currency transactions	(6,110)	(865)
Net realized gain	8,776,092	200,497
Net decrease in unrealized depreciation	705,306	2,992,819
Net realized and unrealized gain on investments and foreign currency transactions	9,481,398	3,193,316
Net increase in net assets resulting from operations	$9,641,491	$3,330,695

*Net of foreign taxes withheld as follows	$45,285	$46,460

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the six months ended April 30, 2012 (Unaudited)

Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$160,093	$137,379
Net realized gain from investments and foreign currency transactions	8,776,092	200,497
Net decrease in unrealized depreciation on investments and foreign currency transactions	705,306	2,992,819
Net increase in net assets resulting from operations	9,641,491	3,330,695

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(90,761)	(50,514)
Class Y	(531,315)	(642,988)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	285,285	229,851
Class B	(177,126)	(13,829)
Class C	(1,265,661)	(43,051)
Class Y	(6,254,482)	728,088
Total increase in net assets	1,607,431	3,538,252

NET ASSETS:
Beginning of period	130,849,058	47,507,866
End of period*	$132,456,489	$51,046,118

*Including accumulated net investment loss of	$(950,870)	$(303,495)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the year ended October 31, 2011

Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$741,303	$421,535
Net realized gain from investments and foreign currency transactions	2,991,972	474,955
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,277,255)	(8,520,369)
Net decrease in net assets resulting from operations	(7,543,980)	(7,623,879)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(879,741)	(216,908)
Class B	(18,046)	–
Class C	(99,078)	–
Class Y	(538,343)	(3,637)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(16,931,102)	(49,661,879)
Class B	(1,057,940)	74,653
Class C	(1,663,666)	235,728
Class Y	71,088,314	53,388,838
Total increase (decrease) in net assets	42,356,418	(3,807,084)

NET ASSETS:
Beginning of year	88,492,640	51,314,950
End of year*	$130,849,058	$47,507,866

*Including undistributed net investment income (loss) of	$(488,887)	$252,628

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements
April 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Company operates as a series issuing shares of common stock including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.

The Company accounts separately for the assets, liabilities, and operations of each Fund.  Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. These procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities at a discount of a last traded price, or in some instances, marking a security to zero.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis		Davis
	Global		International
	Fund		Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$18,239,845		$3,965,043
Consumer staples	17,507,789		6,696,255
Energy	7,180,320		2,670,023
Financials	20,522,849		8,101,836
Health care	9,631,582		7,612,530
Industrials	25,185,274		11,584,059
Information technology	14,211,391		2,592,056
Materials	10,563,514		4,206,563
Telecommunication services	5,199,575		2,169,843
Total Level 1	128,242,139		49,598,208

Level 2 – Other Significant Observable Inputs:
Equity securities:
Financials	860,557		–
Short-term securities	2,986,000		1,274,000
Total Level 2	3,846,557		1,274,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	–	a	–	a
Total Investments	$132,088,696		$50,872,208
a Includes securities valued at zero.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)
Davis	Davis
Global	International
Fund	Fund

Level 2 to Level 1 Transfers*:
Consumer discretionary	$6,157,889	$2,748,467
Consumer staples	7,451,188	4,880,763
Financials	10,967,894	6,368,487
Health care	6,326,988	6,827,415
Industrials	16,609,387	9,227,370
Materials	5,724,039	2,708,288
Total	$53,237,385	$32,760,790

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended April 30, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2012:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$195,533	$119,508
Increase in unrealized depreciation	(195,533)	(119,508)
Ending balance	$0	$0

Increase in unrealized depreciation during the period on Level 3 securities still held at April 30, 2012 and included in the change in net assets for the period	$(195,533)	$(119,508)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency – (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of April 30, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.  At October 31, 2011, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards

	Davis Global Fund	Davis International Fund
Expiring
10/31/2016	$8,071,000	$784,000
10/31/2017	15,593,000	2,187,000
10/31/2018	1,785,000	657,000
	$25,449,000	$3,628,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending October 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending October 31, 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended April 30, 2012 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$42,467,460	$1,470,857
Proceeds of sales	46,257,327	1,285,848

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services during the six months ended April 30, 2012 for Davis Global Fund and Davis International Fund amounted to $4,034 and $455, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services during the six months ended April 30, 2012 for Davis Global Fund and Davis International Fund amounted to $1,500 each.  The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%).  During the six months ended April 30, 2012, such reimbursements for Davis Global Fund amounted to $833 for Class B and Davis International Fund amounted to $945, $1,318, and $1,454 for Class A, Class B, and Class C, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds.  Such reductions amounted to $5 and $1 for Davis Global Fund and Davis International Fund, respectively, during the six months ended April 30, 2012.

NOTE 5 - CAPITAL STOCK

At April 30, 2012, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares each are designated to Davis Global Fund and Davis International Fund. Transactions in capital stock were as follows:

Class A	Six months ended April 30, 2012 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	308,889	90,871
Shares issued in reinvestment of distributions	7,023	6,402
	315,912	97,273
Shares redeemed	(277,091)	(67,857)
Net increase	38,821	29,416

Proceeds from shares sold	$3,716,835	$731,545
Proceeds from shares issued in reinvestment of distributions	83,641	48,084
	3,800,476	779,629
Cost of shares redeemed*	(3,515,191)	(549,778)
Net increase	$285,285	$229,851

* Net of redemption fees as follows	$187	$–

Class A	Year ended October 31, 2011
	Davis Global Fund	Davis International Fund
Shares sold	600,592	301,752
Shares issued in reinvestment of distributions	60,389	22,593
	660,981	324,345
Shares redeemed	(1,892,648)	(5,486,660)
Net decrease	(1,231,667)	(5,162,315)

Proceeds from shares sold	$8,215,798	$2,882,908
Proceeds from shares issued in reinvestment of distributions	832,768	216,891
	9,048,566	3,099,799
Cost of shares redeemed*	(25,979,668)	(52,761,678)
Net decrease	$(16,931,102)	$(49,661,879)

* Net of redemption fees as follows	$284	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended April 30, 2012 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	11,788	3,165
Shares redeemed	(26,641)	(4,874)
Net decrease	(14,853)	(1,709)

Proceeds from shares sold	$148,013	$25,416
Cost of shares redeemed*	(325,139)	(39,245)
Net decrease	$(177,126)	$(13,829)

* Net of redemption fees as follows	$–	$345

Class B	Year ended October 31, 2011
	Davis Global Fund	Davis International Fund
Shares sold	25,083	14,441
Shares issued in reinvestment of distributions	1,246	–
	26,329	14,441
Shares redeemed	(107,400)	(5,518)
Net increase (decrease)	(81,071)	8,923

Proceeds from shares sold	$325,910	$124,958
Proceeds from shares issued in reinvestment of distributions	17,489	–
	343,399	124,958
Cost of shares redeemed	(1,401,339)	(50,305)
Net increase (decrease)	$(1,057,940)	$74,653

Class C	Six months ended April 30, 2012 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	28,819	4,034
Shares redeemed	(131,402)	(9,777)
Net decrease	(102,583)	(5,743)

Proceeds from shares sold	$356,340	$32,260
Cost of shares redeemed*	(1,622,001)	(75,311)
Net decrease	$(1,265,661)	$(43,051)

* Net of redemption fees as follows	$4	$51

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Year ended October 31, 2011
	Davis Global Fund	Davis International Fund
Shares sold	150,314	31,485
Shares issued in reinvestment of distributions	7,036	–
	157,350	31,485
Shares redeemed	(293,051)	(8,600)
Net increase (decrease)	(135,701)	22,885

Proceeds from shares sold	$2,051,526	$297,080
Proceeds from shares issued in reinvestment of distributions	95,692	–
	2,147,218	297,080
Cost of shares redeemed*	(3,810,884)	(61,352)
Net increase (decrease)	$(1,663,666)	$235,728

* Net of redemption fees as follows	$1,286	$4

Class Y	Six months ended April 30, 2012 (Unaudited)
	Davis Global Fund	Davis International Fund
Shares sold	1,375,176	18,140
Shares issued in reinvestment of distributions	44,280	86,773
	1,419,456	104,913
Shares redeemed	(1,902,622)	(7,365)
Net increase (decrease)	(483,166)	97,548

Proceeds from shares sold	$18,023,346	$142,217
Proceeds from shares issued in reinvestment of distributions	525,600	642,988
	18,548,946	785,205
Cost of shares redeemed*	(24,803,428)	(57,117)
Net increase (decrease)	$(6,254,482)	$728,088

* Net of redemption fees as follows	$200	$–

Class Y	Year ended October 31, 2011
	Davis Global Fund	Davis International Fund
Shares sold	5,538,256	5,562,203
Shares issued in reinvestment of distributions	38,439	378
	5,576,695	5,562,581
Shares redeemed	(96,564)	(16,079)
Net increase	5,480,131	5,546,502

Proceeds from shares sold	$71,866,575	$53,536,342
Proceeds from shares issued in reinvestment of distributions	528,916	3,637
	72,395,491	53,539,979
Cost of shares redeemed*	(1,307,177)	(151,141)
Net increase	$71,088,314	$53,388,838

* Net of redemption fees as follows	$50	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended April 30, 2012.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of Davis Global Fund and Davis International Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”), received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended April 30, 2012 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Commissions retained by Underwriter	$1,284	$1,297
Commissions re-allowed to investment dealers	6,815	5,664
Total commissions earned on sales of Class A shares	$8,099	$6,961

Class A service fee	$25,142	$2,991

Class B Shares of Davis Global Fund and Davis International Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Funds pay the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares of Davis Global Fund and Davis International Fund – (Continued)

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Six months ended April 30, 2012 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$7,105	$500
Service fees	2,361	163
Commission advances by the Distributor
on the sale of Class B shares	2,186	24
Contingent deferred sales charges received by the
Distributor from Class B shares	1,718	265

Class C Shares of Davis Global Fund and Davis International Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Funds pay the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended April 30, 2012 (Unaudited)

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$33,828	$614
Service fees	11,276	205
Commission advances by the Distributor
on the sale of Class C shares	1,781	301
Contingent deferred sales charges received by the
Distributor from Class C shares	416	303

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
April 30, 2012 (Unaudited)

NOTE 8 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Global Fund amounted to $860,557 or 0.65% of the Fund’s net assets as of April 30, 2012.  Information regarding restricted securities is as follows:

					Valuation per
		Acquisition		Cost per	Unit as of
Fund	Security	Date	Units	Unit	April 30, 2012

Davis Global Fund	Oaktree Capital Group LLC, Class A	09/14/07	22,700	$34.55	$37.91

DAVIS NEW YORK VENTURE FUND, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2012d	$12.25	$0.01e	$0.88	$0.89
Year ended October 31, 2011	$13.32	$0.09e	$(0.93)	$(0.84)
Year ended October 31, 2010	$11.28	$0.09e	$2.04	$2.13
Year ended October 31, 2009	$8.51	$0.07e	$2.75	$2.82
Year ended October 31, 2008	$18.70	$0.15e	$(10.16)	$(10.01)
Year ended October 31, 2007	$13.70	$0.05e	$5.23	$5.28
Davis Global Fund Class B:
Six months ended April 30, 2012d	$11.96	$(0.07)e	$0.86	$0.79
Year ended October 31, 2011	$13.01	$(0.06)e	$(0.91)	$(0.97)
Year ended October 31, 2010	$11.07	$(0.06)e	$2.00	$1.94
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Year ended October 31, 2008	$18.52	$(0.01)e	$(10.02)	$(10.03)
Year ended October 31, 2007	$13.57	$(0.13)e	$5.22	$5.09
Davis Global Fund Class C:
Six months ended April 30, 2012d	$11.99	$(0.05)e	$0.86	$0.81
Year ended October 31, 2011	$13.03	$(0.02)e	$(0.91)	$(0.93)
Year ended October 31, 2010	$11.07	$(0.03)e	$1.99	$1.96
Year ended October 31, 2009	$8.39	$(0.02)e	$2.70	$2.68
Year ended October 31, 2008	$18.52	$0.01e	$(10.04)	$(10.03)
Year ended October 31, 2007	$13.58	$(0.11)e	$5.19	$5.08
Davis Global Fund Class Y:
Six months ended April 30, 2012d	$12.24	$0.03e	$0.88	$0.91
Year ended October 31, 2011	$13.30	$0.14e	$(0.94)	$(0.80)
Year ended October 31, 2010	$11.27	$0.12e	$2.03	$2.15
Year ended October 31, 2009	$8.51	$0.08e	$2.76	$2.84
Year ended October 31, 2008	$18.71	$0.20e	$(10.17)	$(9.97)
Period from July 25, 2007g to October 31, 2007	$17.20	$–h	$1.51	$1.51
Davis International Fund Class A:
Six months ended April 30, 2012d	$8.02	$0.01e	$0.53	$0.54
Year ended October 31, 2011	$9.17	$(0.04)e	$(1.07)	$(1.11)
Year ended October 31, 2010	$7.89	$0.03e	$1.33	$1.36
Year ended October 31, 2009	$6.15	$0.07	$1.79	$1.86
Year ended October 31, 2008	$13.48	$0.15	$(7.37)	$(7.22)
Period from December 29, 2006g to October 31, 2007	$10.00	$0.03	$3.45	$3.48
Davis International Fund Class B:
Six months ended April 30, 2012d	$7.74	$(0.03)e	$0.51	$0.48
Year ended October 31, 2011	$9.08	$(0.05)e	$(1.29)	$(1.34)
Year ended October 31, 2010	$7.82	$(0.02)e	$1.29	$1.27
Year ended October 31, 2009	$6.06	$–h	$1.78	$1.78
Year ended October 31, 2008	$13.36	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006g to October 31, 2007	$10.00	$(0.06)	$3.42	$3.36

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.04)	$–	$–	$(0.04)	$13.10	7.27%	$33,273	1.05%f	1.05%f	0.09%f	32%
$(0.23)	$–	$–	$(0.23)	$12.25	(6.48)%	$30,638	1.03%	1.03%	0.72%	28%
$(0.09)	$–	$–	$(0.09)	$13.32	18.96%	$49,697	1.06%	1.06%	0.76%	28%
$(0.05)	$–	$–	$(0.05)	$11.28	33.32%	$41,456	1.31%	1.30%	0.73%	32%
$(0.08)	$(0.10)	$–	$(0.18)	$8.51	(54.01)%	$32,172	1.26%	1.26%	1.07%	19%
$(0.22)	$(0.06)	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%	1.30%	0.32%	10%

$–	$–	$–	$–	$12.75	6.61%	$1,939	2.39%f	2.30%f	(1.16) %f	32%
$(0.08)	$–	$–	$(0.08)	$11.96	(7.56)%	$1,996	2.23%	2.23%	(0.48)%	28%
$–	$–	$–	$–	$13.01	17.52%	$3,226	2.27%	2.27%	(0.45)%	28%
$–	$–	$–	$–	$11.07	31.94%	$3,034	2.57%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$2,721	2.30%	2.30%	(0.05)%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.80%	$5,676	2.73%	2.30%	(0.68)%	10%

$–	$–	$–	$–	$12.80	6.76%	$8,758	1.99%f	1.99%f	(0.85) %f	32%
$(0.11)	$–	$–	$(0.11)	$11.99	(7.26)%	$9,431	1.96%	1.96%	(0.21)%	28%
$–	$–	$–	$–	$13.03	17.70%	$12,022	2.05%	2.05%	(0.23)%	28%
$–	$–	$–	$–	$11.07	31.94%	$9,570	2.33%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$10,548	2.19%	2.19%	0.05%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.70%	$17,890	2.56%	2.30%	(0.68)%	10%

$(0.07)	$–	$–	$(0.07)	$13.08	7.52%	$88,487	0.74%f	0.74%f	0.40%f	32%
$(0.26)	$–	$–	$(0.26)	$12.24	(6.24)%	$88,784	0.76%	0.76%	0.99%	28%
$(0.12)	$–	$–	$(0.12)	$13.30	19.13%	$23,548	0.83%	0.83%	0.99%	28%
$(0.08)	$–	$–	$(0.08)	$11.27	33.70%	$14,012	1.04%	1.04%	0.99%	32%
$(0.13)	$(0.10)	$–	$(0.23)	$8.51	(53.91)%	$8,364	1.04%	1.04%	1.29%	19%
$–	$–	$–	$–	$18.71	8.78%	$1,007	3.64%f	1.05%f	0.13%f	10%

$(0.14)	$–	$–	$(0.14)	$8.42	6.91%	$3,406	1.36%f	1.30%f	0.21%f	3%
$(0.04)	$–	$–	$(0.04)	$8.02	(12.19)%	$3,012	0.94%	0.94%	(0.44)%	14%
$(0.08)	$–	$–	$(0.08)	$9.17	17.32%	$50,776	1.81%	1.30%	0.41%	20%
$(0.12)	$–	$–	$(0.12)	$7.89	30.80%	$13,121	1.38%	1.30%	1.04%	25%
$(0.06)	$(0.05)	$–	$(0.11)	$6.15	(53.97)%	$10,045	1.25%	1.25%	1.42%	13%
$–	$–	$–	$–	$13.48	34.80%	$20,508	1.35%f	1.30%f	0.39%f	4%

$–	$–	$–	$–	$8.22	6.20%	$130	4.28%f	2.30%f	(0.79) %f	3%
$–	$–	$–	$–	$7.74	(14.76)%	$136	5.31%	2.30%	(0.60)%	14%
$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$78	8.05%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.54%	$2	9.98%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.06	(54.46)%	$2	7.27%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.36	33.60%	$3	26.19%f	2.30%f	(0.61)%f	4%

DAVIS NEW YORK VENTURE FUND, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis International Fund Class C:
Six months ended April 30, 2012d	$7.73	$(0.03)e	$0.52	$0.49
Year ended October 31, 2011	$9.08	$(0.05)e	$(1.30)	$(1.35)
Year ended October 31, 2010	$7.82	$–e,h	$1.27	$1.27
Year ended October 31, 2009	$6.07	$–h	$1.77	$1.77
Year ended October 31, 2008	$13.37	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006g to October 31, 2007	$10.00	$(0.05)	$3.42	$3.37
Davis International Fund Class Y:
Six months ended April 30, 2012d	$7.89	$0.02e	$0.53	$0.55
Year ended October 31, 2011	$9.19	$0.14e	$(1.38)	$(1.24)
Period from December 31, 2009g to October 31, 2010	$8.40	$0.08e	$0.71	$0.79

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$8.22	6.34%	$188	4.07%f	2.30%f	(0.79) %f	3%
$–	$–	$–	$–	$7.73	(14.87)%	$221	3.13%	2.30%	(0.58)%	14%
$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$52	9.91%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.32%	$2	10.17%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.07	(54.42)%	$2	7.31%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.37	33.70%	$3	26.19%f	2.30%f	(0.61)%f	4%

$(0.12)	$–	$–	$(0.12)	$8.32	7.09%	$47,322	0.90%f	0.90%f	0.61%f	3%
$(0.06)	$–	$–	$(0.06)	$7.89	(13.61)%	$44,140	0.89%	0.89%	1.52%	14%
$–	$–	$–	$–	$9.19	9.40%	$409	2.92%f	1.05%f	1.14%f	20%

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.
f	Annualized.
g	Inception date of class.
h	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Global Fund and Davis International Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Global Fund

The Independent Directors noted that Davis Global Fund Class A shares had under-performed its benchmark, the Morgan Stanley Capital International All Country World Index, over the one- and five-year time periods and out-performed the Index over the three-year and since inception (December 22, 2004) time periods, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods ended December 31, 2011. The Independent Directors noted the Fund out-performed both the Index and its peer group in 2 of the 3 rolling five-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the management fee and total expense ratio for Davis Global Fund Class A, noting that both ratios were lower than the average ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2013.

DAVIS NEW YORK VENTURE FUND, INC.	Director Approval of Advisory Agreements – (Continued)

Davis International Fund

The Independent Directors noted that Davis International Fund Class A shares had under-performed its benchmark, the Morgan Stanley Capital International All Country World Index ex USA, over the one-, three-, five-year, and since inception (December 29, 2006) time periods ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods ended December 31, 2011.  The Board noted that the under-performance was due primarily to a single holding.

The Independent Directors considered the contractual advisory fee, noting that it was below the average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the management fee and total expense ratio for Davis International Fund Class A, noting that both ratios were lower than the average ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2013.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

 Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

        (a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 9, 2012

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: July 9, 2012